Expense Example {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-15 - Fidelity International Real Estate Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor International Real Estate Fund: Class A
Expense Example:
1 year	$ 690
3 years	939
5 years	1,208
10 years	1,975
Fidelity Advisor International Real Estate Fund: Class M
Expense Example:
1 year	492
3 years	806
5 years	1,145
10 years	2,101
Fidelity Advisor International Real Estate Fund: Class C
Expense Example:
1 year	298
3 years	624
5 years	1,079
10 years	2,137
Fidelity Advisor International Real Estate Fund: Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Fidelity Advisor International Real Estate Fund: Class Z
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978